Related Party Balances and Transactions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Subscription receivables (Note 2(m) & Note 12)		¥ 248,717